Subsequent Events		2 Months Ended	9 Months Ended
	Dec. 31, 2020	Feb. 12, 2021	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 7 — Subsequent Events
On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization.
As of February 10, 2021, the Company had borrowed approximately $90,000 under the Note.
The Company has evaluated subsequent events after the balance sheet date through the date the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 9 — Subsequent Events
The Company fully repaid the Note payable - related party of approximately $90,000 on February 15, 2021.
Management has evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statement was available to be issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statement other than noted above.

Note
10
 — Subsequent Events
Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the condensed consolidated financial statements are available for issuance. Based upon this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.